31. Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Current	R$ 4,927,377	R$ 3,310,835
Non-current	10,371,069	7,067,431
Total assets	15,298,446	10,378,266
Liabilities
Current	10,362,600	7,200,556
Non-current	12,041,263	7,683,061
Total equity (deficit)	(7,105,417)	(4,505,351)	R$ (3,088,521)	R$ (3,375,934)
Total liabilities and equity (deficit)	15,298,446	10,378,266
Flight Transportation [Member]
Assets
Current	3,243,363	2,216,168
Non-current	10,888,299	7,373,864
Total assets	14,131,662	9,590,032
Liabilities
Current	9,941,112	7,012,120
Non-current	11,867,062	7,563,287
Total equity (deficit)	(7,676,512)	(4,985,375)
Total liabilities and equity (deficit)	14,131,662	9,590,032
Smiles Loyalty Program [Member]
Assets
Current	2,763,448	2,365,789
Non-current	121,135	269,339
Total assets	2,884,583	2,635,128
Liabilities
Current	1,321,534	1,347,684
Non-current	357,714	273,214
Total equity (deficit)	1,205,335	1,014,230
Total liabilities and equity (deficit)	2,884,583	2,635,128
Total Reportable Segments [Member]
Assets
Current	6,006,811	4,581,957
Non-current	11,009,434	7,643,203
Total assets	17,016,245	12,225,160
Liabilities
Current	11,262,646	8,359,804
Non-current	12,224,776	7,836,501
Total equity (deficit)	(6,471,177)	(3,971,145)
Total liabilities and equity (deficit)	17,016,245	12,225,160
Eliminations [Member]
Assets
Current	(1,079,434)	(1,271,122)
Non-current	(638,365)	(575,772)
Total assets	(1,717,799)	(1,846,894)
Liabilities
Current	(900,046)	(1,159,248)
Non-current	(183,513)	(153,440)
Total equity (deficit)	(634,240)	(534,206)
Total liabilities and equity (deficit)	R$ (1,717,799)	R$ (1,846,894)